WARRANTS (Tables)	12 Months Ended
Mar. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF WARRANTS
	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Public warrants	23.1	-	-
Private warrants	23.2	4,005	5,197,201
		4,005	5,197,201

Public Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF WARRANTS
	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	-	-
Issue public warrants	-	8,324,147
Warrants exercised	-	(3,968,986)
Warrants redeemed	-	(4,355,161)
31 March	-	-

Private Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF WARRANTS
	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	5,197,201	-
Additions		16,594,388
Fair value remeasurement	(5,193,196)	(11,397,187)
31 March	4,005	5,197,201